Payables and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 401	$ 417
Accrued equity-based compensation	41	53
Compensation	56	66
Accrued export duties	8	5
Accrued dividends	26	25
Accrued interest	2	5
Electricity swaps	4	0
Current portion of lease obligations	10	13
Restructuring provision	5	3
Other	52	33
Payables and accrued liabilities	$ 604	$ 620